Net Income/(Loss) per Share - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options to purchase ordinary shares
Anti-dilutive securities
Anti-dilutive securities excluded from computation of diluted net income/(loss) per share	35,183,115	2,223,005	30,953,329